Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Prepaid Expenses

(1)     Details of prepaid expenses as of December 31, 2018 and 2017 are as follows:

(In millions of won)
	December 31, 2018		December 31, 2017
Current assets:
Incremental costs of obtaining contracts	￦	1,577,992	—
Others		191,567	197,046

		1,769,559	197,046

Non-current assets:
Incremental costs of obtaining contracts		799,607	—
Others		95,665	90,834

	￦	895,272	90,834

Summary of Incremental Costs of Obtaining Contracts That Capitalized as Assets and Related Amortization Recognized as Commissions

Incremental costs of obtaining contracts that are capitalized as assets as of December 31, 2018 and the related amortization recognized as commissions during the year ended December 31, 2018 are as follows:

(In millions of won)
2018
Amortization recognized as commissions	￦	2,002,460